Investment Objectives and Goals	Feb. 25, 2026
T. Rowe Price Emerging Markets Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide high income and capital appreciation.
T. Rowe Price International Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide current income and capital appreciation.
T. Rowe Price International Bond Fund (USD Hedged)
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide current income and capital appreciation.